PRINCIPAL ACCOUNTING POLICIES (Details Narrative) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Convenience translation rate				7.2993	7.2993
Inventory, net		¥ 110,494,000		$ 28,412	¥ 207,400,000
Inventory provision		9,300,000	¥ 30,200,000		¥ 10,000,000.0
Impairment provision		3,500,000
Impairment of long-lived assets	0	0	0
Advertising costs	¥ 15,800,000	¥ 20,800,000	¥ 46,900,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Surcharge on VAT	5.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Surcharge on VAT	12.00%